ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accounts Payable and Accrued Liabilities (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accrued accounting and legal	$ 71,952	$ 190,767	$ 300,893
Accrued reimbursements	17,305	26,792	17,797
Accrued consulting	82,935	16,334	214,481
Accrued research and development expenses	42,409	93,407	64,670
Accrued credit card obligations	4,735	13,278	20,425
Accrued payroll	0	62,068	35,896
Accrued liquidated damages	55,620	55,620	48,668
Accrued office and other	5,915	29,093	16,500
Accrued settlement related to arbitration	40,000	66,667	100,000
	$ 320,871	$ 554,026	$ 819,330